Net finance costs (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Information About Finance Income and Costs

All figures in £ millions	Notes	2020	2019	2018
Interest payable on financial liabilities at amortised cost and associated derivatives		(38)	(22)	(42)
Interest on lease liabilities		(41)	(45)	—
Net foreign exchange losses		(6)	(5)	(36)
Finance costs associated with transactions		—	—	(1)
Derivatives not in a hedge relationship		(22)	(12)	(7)
Derivatives in a hedge relationship		—	—	(5)

Finance costs		(107)	(84)	(91)

Interest receivable on financial assets at amortised cost		9	15	18
Interest on lease receivables		9	11	—
Net finance income in respect of retirement benefits	25	6	13	11
Fair value remeasurement of disposal proceeds		26	—	—
Derivatives not in a hedge relationship		—	2	6
Derivatives in a hedge relationship		—	—	1

Finance income		50	41	36

Net finance costs		(57)	(43)	(55)

Included in interest receivable is £nil (2019: £1m, 2018: £1m) of interest receivable from related parties. Net movement in fair value of hedges is explained in note 16.
For further information on adjusted measures above, see note 8.